Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the PIMCO Unconstrained Tax Managed Bond Fund Administrative Class and Institutional Class Prospectus, the PIMCO Unconstrained Tax Managed Bond Fund Class A and Class C Prospectus, the PIMCO Unconstrained Tax Managed Bond Fund Class D Prospectus, the PIMCO Unconstrained Tax Managed Bond Fund Class P Prospectus, and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 150, which was filed on January 26, 2009, and (ii) the text of Post-Effective Amendment No. 150 was filed electronically on January 26, 2009.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc:	J. Stephen King, Jr.

Joshua Ratner

Audrey L. Cheng

Brendan C. Fox